Intangible Assets - Schedule of Estimated Amortization Expense of Intangible Assets (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 252,152
2024	250,681
2025	212,686
2026	125,220
2027	$ 123,272